FIRST INVESTORS LIFE SERIES FUND
                       SUPPLEMENT DATED FEBRUARY 12, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1998


The following paragraph is inserted at the top of page 12 immediately following the carry-over paragraph:

INTERNATIONAL SECURITIES FUND may also purchase stock index futures contracts and options thereon to maintain a desired percentage of the Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure. When the Fund purchases a stock index futures contract on foreign stocks, a corresponding foreign currency forward or foreign currency futures contract is executed to provide the same currency exposure that would result from directly owning the underlying foreign stocks. Failure to obtain such currency exposure would constitute a hedge back into U.S. dollars with respect to such index futures positions. The value of the Fund's futures positions shall not exceed 5% of the total assets in the Fund's portfolio.

LSSAI299







                        FIRST INVESTORS LIFE SERIES FUND
                       SUPPLEMENT DATED FEBRUARY 12, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1998


The following paragraph is inserted at the top of page 12 immediately following the carry-over paragraph:

INTERNATIONAL SECURITIES FUND may also purchase stock index futures contracts and options thereon to maintain a desired percentage of the Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure. When the Fund purchases a stock index futures contract on foreign stocks, a corresponding foreign currency forward or foreign currency futures contract is executed to provide the same currency exposure that would result from directly owning the underlying foreign stocks. Failure to obtain such currency exposure would constitute a hedge back into U.S. dollars with respect to such index futures positions. The value of the Fund's futures positions shall not exceed 5% of the total assets in the Fund's portfolio.

LSSAI299